UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04777

MFS SERIES TRUST I

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31

Date of reporting period: November 30, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Core Equity Fund

QUARTERLY REPORT

November 30, 2011

PORTFOLIO OF INVESTMENTS

11/30/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 98.9%
Aerospace - 2.8%
Boeing Co.	31,550	$2,167,161
Honeywell International, Inc.	104,140	5,639,181
Lockheed Martin Corp.	34,730	2,714,150
Precision Castparts Corp.	22,520	3,710,170
Textron, Inc.	76,790	1,492,030
United Technologies Corp.	86,720	6,642,752

		$22,365,444
Apparel Manufacturers - 0.8%
NIKE, Inc., “B”	42,130	$4,052,063
PVH Corp.	34,630	2,351,031

		$6,403,094
Automotive - 0.8%
Delphi Automotive PLC (a)	92,980	$1,937,703
General Motors Co. (a)	148,220	3,155,604
LKQ Corp. (a)	39,450	1,204,409

		$6,297,716
Biotechnology - 1.6%
Amgen, Inc.	76,310	$4,419,112
Anacor Pharmaceuticals, Inc. (a)	183,810	924,564
Gilead Sciences, Inc. (a)	192,700	7,679,095

		$13,022,771
Broadcasting - 1.7%
Groupon, Inc. (a)	92,680	$1,621,900
News Corp., “A”	289,290	5,045,218
Viacom, Inc., “B”	155,440	6,957,494

		$13,624,612
Brokerage & Asset Managers - 1.1%
Affiliated Managers Group, Inc. (a)	15,844	$1,498,367
Blackrock, Inc.	10,457	1,799,022
CME Group, Inc.	6,880	1,715,046
Cowen Group, Inc. “A” (a)	113,588	279,426
Franklin Resources, Inc.	13,590	1,370,144
FXCM, Inc. “A”	131,710	1,327,637
GFI Group, Inc.	269,420	1,145,035

		$9,134,677
Business Services - 1.7%
Accenture PLC, “A”	56,760	$3,288,107
Automatic Data Processing, Inc.	76,320	3,899,189
FleetCor Technologies, Inc. (a)	146,720	4,166,848
Jones Lang LaSalle, Inc.	40,690	2,621,250

		$13,975,394
Cable TV - 1.2%
Comcast Corp., “Special A”	217,170	$4,855,921
DIRECTV, “A” (a)	87,680	4,140,250
Time Warner Cable, Inc.	13,220	799,546

		$9,795,717

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Chemicals - 0.5%
Celanese Corp.	90,730	$4,218,038

Computer Software - 3.9%
Autodesk, Inc. (a)	148,130	$5,046,789
Check Point Software Technologies Ltd. (a)	86,081	4,763,723
Oracle Corp.	394,060	12,353,781
Red Hat, Inc. (a)	114,340	5,726,147
VeriSign, Inc.	104,710	3,516,162

		$31,406,602
Computer Software - Systems - 6.7%
Apple, Inc. (a)(s)	85,050	$32,506,110
EMC Corp. (a)	331,240	7,621,832
International Business Machines Corp.	62,900	11,825,200
NICE Systems Ltd., ADR (a)	68,260	2,292,171

		$54,245,313
Construction - 0.5%
Lennar Corp., “A”	38,420	$707,312
Owens Corning (a)	82,980	2,381,526
Stanley Black & Decker, Inc.	19,430	1,271,305

		$4,360,143
Consumer Products - 1.0%
Colgate-Palmolive Co.	91,550	$8,376,825

Consumer Services - 0.7%
DeVry, Inc.	54,000	$1,863,540
HomeAway, Inc. (a)	78,340	2,049,374
Priceline.com, Inc. (a)	3,530	1,715,192

		$5,628,106
Containers - 0.5%
Silgan Holdings, Inc.	111,130	$4,327,402

Electrical Equipment - 3.3%
AMETEK, Inc.	56,550	$2,422,602
Amphenol Corp., “A”	74,370	3,371,192
Danaher Corp. (s)	356,050	17,225,699
Sensata Technologies Holding B.V. (a)	103,510	3,234,688

		$26,254,181
Electronics - 2.2%
Advanced Micro Devices, Inc. (a)	373,634	$2,125,977
Altera Corp.	65,970	2,485,090
ASML Holding N.V.	78,460	3,101,524
Hittite Microwave Corp. (a)	44,800	2,437,568
KLA-Tencor Corp.	27,770	1,280,197
Linear Technology Corp.	53,050	1,624,922
Microchip Technology, Inc.	141,930	4,954,776

		$18,010,054
Energy - Independent - 4.2%
Apache Corp.	39,600	$3,937,824
Arch Coal, Inc.	43,970	720,668
Cabot Oil & Gas Corp.	32,610	2,888,920
Canadian Natural Resources Ltd.	29,870	1,121,937

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Energy - Independent - continued
CONSOL Energy, Inc.	18,010	$749,936
Energy XXI (Bermuda) Ltd. (a)	50,111	1,575,490
EQT Corp.	29,960	1,857,820
Marathon Oil Corp.	68,350	1,911,066
Marathon Petroleum Corp.	34,095	1,138,432
Newfield Exploration Co. (a)	31,900	1,461,020
Noble Energy, Inc.	40,020	3,937,568
Occidental Petroleum Corp.	81,030	8,013,867
Peabody Energy Corp.	19,680	772,046
QEP Resources, Inc.	24,350	795,028
SM Energy Co.	26,551	2,110,539
Walter Energy, Inc.	8,900	638,130

		$33,630,291
Energy - Integrated - 5.0%
Chevron Corp.	147,650	$15,181,373
Exxon Mobil Corp. (s)	317,602	25,547,905

		$40,729,278
Engineering - Construction - 1.2%
Fluor Corp.	173,100	$9,489,342

Food & Beverages - 3.9%
Bunge Ltd.	69,660	$4,353,750
Coca-Cola Enterprises, Inc.	58,490	1,527,759
General Mills, Inc.	153,620	6,137,119
Kraft Foods, Inc., “A”	181,060	6,545,319
Mead Johnson Nutrition Co., “A”	56,360	4,247,290
PepsiCo, Inc.	141,569	9,060,416

		$31,871,653
Food & Drug Stores - 1.0%
CVS Caremark Corp.	159,050	$6,177,502
Kroger Co.	83,680	1,939,702

		$8,117,204
Gaming & Lodging - 0.8%
Las Vegas Sands Corp. (a)	64,830	$3,028,209
Royal Caribbean Cruises Ltd.	120,950	3,351,525

		$6,379,734
General Merchandise - 2.4%
Kohl’s Corp.	114,930	$6,183,234
Target Corp.	256,680	13,527,036

		$19,710,270
Health Maintenance Organizations - 1.0%
Aetna, Inc.	140,180	$5,862,328
WellPoint, Inc.	30,100	2,123,555

		$7,985,883
Insurance - 3.7%
ACE Ltd.	168,730	$11,731,797
Aflac, Inc.	16,260	706,334
Aon Corp.	112,290	5,161,971
Chubb Corp.	52,200	3,520,368
Hartford Financial Services Group, Inc.	86,610	1,538,194
MetLife, Inc.	110,170	3,468,152

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Insurance - continued
Prudential Financial, Inc.	47,780	$2,419,579
Willis Group Holdings PLC	35,760	1,260,898

		$29,807,293
Internet - 2.1%
Google, Inc., “A” (a)	23,890	$14,319,427
QuinStreet, Inc. (a)	266,780	2,470,383

		$16,789,810
Leisure & Toys - 0.3%
Hasbro, Inc.	56,860	$2,036,157

Machinery & Tools - 1.6%
Cummins, Inc.	20,000	$1,926,600
Flowserve Corp.	30,620	3,146,817
Joy Global, Inc.	51,750	4,723,740
WABCO Holdings, Inc. (a)	68,820	3,235,228

		$13,032,385
Major Banks - 3.8%
Bank of New York Mellon Corp.	183,508	$3,571,066
Goldman Sachs Group, Inc.	59,500	5,703,670
JPMorgan Chase & Co.	446,830	13,838,325
PNC Financial Services Group, Inc.	118,880	6,444,485
SunTrust Banks, Inc.	70,460	1,277,440

		$30,834,986
Medical & Health Technology & Services - 1.3%
AmerisourceBergen Corp.	70,270	$2,610,531
Cross Country Healthcare, Inc. (a)	502,860	2,599,786
Express Scripts, Inc. (a)	63,900	2,917,035
Henry Schein, Inc. (a)	18,640	1,199,298
Quest Diagnostics, Inc.	13,790	808,921

		$10,135,571
Medical Equipment - 2.8%
Covidien PLC	99,970	$4,553,634
Heartware International, Inc. (a)	25,630	1,768,470
Medtronic, Inc.	137,160	4,996,739
NxStage Medical, Inc. (a)	216,217	4,233,529
NxStage Medical, Inc. (a)	59,530	1,165,597
Sirona Dental Systems, Inc. (a)	22,610	1,004,788
St. Jude Medical, Inc.	77,540	2,980,638
Thermo Fisher Scientific, Inc. (a)	45,230	2,137,118

		$22,840,513
Metals & Mining - 0.7%
Cliffs Natural Resources, Inc.	41,370	$2,805,300
Teck Resources Ltd., “B”	67,594	2,475,255

		$5,280,555
Natural Gas - Distribution - 0.6%
AGL Resources, Inc.	72,870	$3,004,430
ONEOK, Inc.	21,700	1,804,572

		$4,809,002
Natural Gas - Pipeline - 0.4%
Kinder Morgan, Inc.	108,370	$3,196,915

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Network & Telecom - 1.1%
Acme Packet, Inc. (a)	54,520	$1,822,604
F5 Networks, Inc. (a)	22,550	2,548,827
Finisar Corp. (a)	101,620	1,873,873
Fortinet, Inc. (a)	105,210	2,523,988

		$8,769,292
Oil Services - 2.0%
Cameron International Corp. (a)	90,900	$4,907,691
Dresser-Rand Group, Inc. (a)	24,000	1,249,680
Halliburton Co.	60,410	2,223,088
Schlumberger Ltd.	85,990	6,477,627
Transocean, Inc.	29,300	1,255,505

		$16,113,591
Other Banks & Diversified Financials - 3.5%
American Express Co.	32,350	$1,554,094
BankUnited, Inc.	69,920	1,516,565
Brookline Bancorp, Inc.	181,170	1,456,607
CapitalSource, Inc.	385,680	2,487,636
Citigroup, Inc.	174,259	4,788,637
Discover Financial Services	46,310	1,103,104
EuroDekania Ltd. (a)(z)	580,280	1,405,419
Fifth Third Bancorp	267,090	3,229,118
Prosperity Bancshares, Inc.	37,360	1,494,026
Visa, Inc., “A”	77,770	7,541,357
Zions Bancorporation	108,800	1,750,592

		$28,327,155
Pharmaceuticals - 5.1%
Abbott Laboratories	197,570	$10,777,444
Johnson & Johnson	119,070	7,706,210
Merck & Co., Inc.	164,480	5,880,160
Pfizer, Inc.	615,746	12,358,022
Teva Pharmaceutical Industries Ltd., ADR	105,040	4,160,634

		$40,882,470
Pollution Control - 0.2%
Waste Connections, Inc.	49,040	$1,607,041

Precious Metals & Minerals - 0.5%
Goldcorp, Inc.	67,740	$3,636,961

Printing & Publishing - 0.5%
Moody’s Corp.	106,240	$3,687,590

Railroad & Shipping - 0.8%
Kansas City Southern Co. (a)	98,640	$6,710,479

Real Estate - 2.8%
BioMed Realty Trust, Inc., REIT	84,230	$1,500,136
Mid-America Apartment Communities, Inc., REIT	103,610	5,938,925
Public Storage, Inc., REIT	57,120	7,534,128
Tanger Factory Outlet Centers, Inc., REIT	263,710	7,476,179

		$22,449,368
Restaurants - 0.8%
McDonald’s Corp.	65,510	$6,257,515

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Specialty Chemicals - 1.5%
Airgas, Inc.	144,563	$11,124,123
Ferro Corp. (a)	174,880	1,016,053

		$12,140,176
Specialty Stores - 2.9%
Amazon.com, Inc. (a)	23,720	$4,561,119
Home Depot, Inc.	108,150	4,241,643
PetSmart, Inc.	106,210	5,124,633
Tiffany & Co.	34,800	2,332,992
Tractor Supply Co.	43,030	3,108,057
Urban Outfitters, Inc. (a)	143,460	3,870,551

		$23,238,995
Telecommunications - Wireless - 0.3%
SBA Communications Corp. (a)	53,350	$2,181,482

Telephone Services - 2.6%
American Tower Corp., “A” (a)	59,130	$3,488,670
AT&T, Inc.	366,240	10,613,635
CenturyLink, Inc.	63,238	2,372,690
Verizon Communications, Inc.	122,950	4,638,904

		$21,113,899
Tobacco - 2.9%
Altria Group, Inc.	301,480	$8,649,461
Philip Morris International, Inc.	171,620	13,084,309
Reynolds American, Inc.	48,960	2,049,466

		$23,783,236
Trucking - 1.3%
Atlas Air Worldwide Holdings, Inc. (a)	29,300	$1,237,925
Expeditors International of Washington, Inc.	139,060	6,050,501
Swift Transportation Co. (a)	344,720	2,937,014

		$10,225,440
Utilities - Electric Power - 2.3%
AES Corp. (a)	209,710	$2,533,297
American Electric Power Co., Inc.	109,650	4,350,912
Calpine Corp. (a)	153,140	2,303,226
CMS Energy Corp.	168,797	3,531,233
PG&E Corp.	64,990	2,524,212
Public Service Enterprise Group, Inc.	103,042	3,394,203

		$18,637,083
Total Common Stocks		$797,884,704

Convertible Preferred Stocks - 0.6%
Utilities - Electric Power - 0.6%
PPL Corp., 9.5%	45,860	$2,615,854
PPL Corp., 8.75%	42,560	2,339,949
Total Convertible Preferred Stocks		$4,955,803

Money Market Funds - 0.3%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	2,084,626	$2,084,626
Total Investments		$804,925,133

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Securities Sold Short - (0.2)%
Printing & Publishing - (0.2)%
Bankrate, Inc. (a)	(78,750)	$(1,427,738)

Other Assets, Less Liabilities - 0.4%		3,333,137
Net Assets - 100.0%		$806,830,532

(a)	Non-income producing security.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At November 30, 2011, the value of securities pledged amounted to $1,177,165.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
EuroDekania Ltd.	3/08/07-6/25/07	$8,173,430	$1,405,419
% of Net assets			0.2%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

11/30/11 (unaudited)

(1)	Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$776,779,584	$1,165,597	$—	$777,945,181
Israel	11,216,528	—	—	11,216,528
Canada	7,234,152	—	—	7,234,152
United Kingdom	1,937,703	—	1,405,419	3,343,122
Netherlands	3,101,524	—	—	3,101,524
Mutual Funds	2,084,626	—	—	2,084,626
Total Investments	$802,354,117	$1,165,597	$1,405,419	$804,925,133
Short Sales	$(1,427,738)	$—	$—	$(1,427,738)

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 8/31/11	$1,439,082
Change in unrealized appreciation (depreciation)	(33,663)
Balance as of 11/30/11	$1,405,419

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at November 30, 2011 is $(33,663).

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$771,448,975
Gross unrealized appreciation	$91,744,676
Gross unrealized depreciation	(58,268,518)
Net unrealized appreciation (depreciation)	$33,476,158

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	8,313,349	23,090,479	(29,319,202)	2,084,626

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,246	$2,084,626

MFS® Cash Reserve Fund

QUARTERLY REPORT

November 30, 2011

PORTFOLIO OF INVESTMENTS

11/30/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Certificates of Deposit - 2.1%
Major Banks - 2.1%
Bank of Montreal/Chicago Branch, 0.14%, due 12/12/11	$10,100,000	$10,100,000

Commercial Paper (y) - 60.5%
Automotive - 3.0%
Toyota Motor Credit Corp., 0.32%, due 3/09/12	$4,727,000	$4,722,836
Toyota Motor Credit Corp., 0.35%, due 3/14/12	10,000,000	9,989,889

		$14,712,725
Conglomerates - 2.1%
Siemens Captal Corp., 0.12%, due 12/01/11 (t)	$10,091,000	$10,091,000

Consumer Products - 3.0%
Proctor & Gamble Co., 0.08%, due 1/24/12 (t)	$14,978,000	$14,976,203

Electronics - 3.0%
Emerson Electric Co., 0.07%, due 12/16/11 (t)	$14,716,000	$14,715,571

Financial Institutions - 2.0%
General Electric Capital Corp., 0.1%, due 12/21/11	$9,800,000	$9,799,456

Food & Beverages - 7.5%
Coca-Cola Co., 0.15%, due 1/17/12 (t)	$8,800,000	$8,798,277
Nestle Capital Corp., 0.13%, due 5/29/12 (t)	14,736,000	14,726,422
Pepsico, Inc., 0.06%, due 1/09/12 (t)	6,711,000	6,710,564
Pepsico, Inc., 0.06%, due 1/23/12 (t)	6,750,000	6,749,404

		$36,984,667
Major Banks - 14.7%
ANZ National (International) Ltd., 0.35%, due 1/20/12 (t)	$12,600,000	$12,593,875
Barclays U.S. Funding Corp., 0.12%, due 12/01/11	9,809,000	9,809,000
HSBC USA, Inc., 0.26%, due 2/24/12	14,736,000	14,726,954
JPMorgan Chase & Co., 0.01%, due 12/01/11	14,714,000	14,714,000
Royal Bank of Canada, 0.1%, due 3/13/12	4,503,000	4,501,712
Royal Bank of Canada, 0.13%, due 1/20/12	1,300,000	1,299,765
Toronto Dominion Holdings (USA), Inc., 0.12%, due 12/09/11 (t)	2,927,000	2,926,922
Toronto Dominion Holdings (USA), Inc., 0.2%, due 12/23/11 (t)	11,800,000	11,798,558

		$72,370,786
Medical Equipment - 3.1%
Merck & Co., Inc., 0.07%, due 12/05/11 (t)	$15,135,000	$15,134,882

Other Banks & Diversified Financials - 6.1%
Bank of Nova Scotia, 0.265%, due 1/10/12	$8,575,000	$8,572,475
Bank of Nova Scotia, 0.275%, due 12/19/11	6,636,000	6,635,088
Citigroup Funding, Inc., 0.33%, due 12/01/11	14,819,000	14,819,000

		$30,026,563
Personal Computers & Peripherals - 3.0%
Hewlett Packard Co., 0.17%, due 12/12/11 (t)	$14,700,000	$14,699,236

Pharmaceuticals - 7.9%
Abbott Laboratories, 0.05%, due 12/19/11 (t)	$5,900,000	$5,899,853
Johnson & Johnson, 0.05%, due 1/12/12 (t)	14,703,000	14,702,142

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Commercial Paper (y) - continued
Pharmaceuticals - continued
Novartis Finance Corp., 0.09%, due 12/06/11 (t)	$3,722,000	$3,721,953
Sanofi, 0.1%, due 1/13/12 (t)	14,732,000	14,730,240

		$39,054,188
Retailers - 3.1%
Wal-Mart Stores, Inc., 0.07%, due 12/19/11 (t)	$15,204,000	$15,203,468

Tobacco - 2.0%
Philip Morris International, Inc., 0.06%, due 12/06/11 (t)	$9,695,000	$9,694,919
Total Commercial Paper, at Amortized Cost and Value		$297,463,664

U.S. Government Agencies and Equivalents (y) - 22.6%
Fannie Mae, 0.12%, due 7/02/12	$7,000,000	$6,995,007
Fannie Mae, 0.02%, due 12/28/11	23,223,000	23,222,652
Fannie Mae, 0.06%, due 2/15/12	5,060,000	5,059,359
Farmer Mac, 0.11%, due 8/15/12	900,000	899,291
Federal Home Loan Bank, 0.11%, due 8/10/12	4,000,000	3,996,908
Federal Home Loan Bank, 0.025%, due 12/21/11	15,000,000	14,999,792
Federal Home Loan Bank, 0.025%, due 12/23/11	5,000,000	4,999,924
Freddie Mac, 0.13%, due 2/08/12	8,000,000	7,998,007
Freddie Mac, 0.015%, due 12/05/11	5,000,000	4,999,992
Freddie Mac, 0.13%, due 12/05/11	13,260,000	13,259,808
Freddie Mac, 0.02%, due 12/27/11	5,040,000	5,039,927
Freddie Mac, 0.025%, due 12/27/11	5,030,000	5,029,909
Freddie Mac, 0.1%, due 8/15/12	14,735,000	14,724,440
Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$111,225,016

Floating Rate Demand Notes - 3.3%
East Baton Rouge, LA, Pollution Control Rev. (Exxon Mobil Corp.), 0.06%, due 12/01/11	$9,700,000	$9,700,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 0.06%, due 12/01/11	5,300,000	5,300,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “A”, 0.07%, due 12/01/11	1,300,000	1,300,000
Total Floating Rate Demand Notes, at Cost and Value		$16,300,000

Repurchase Agreements - 11.3%
Goldman Sachs Repurchase Agreement, 0.1%, dated 11/30/11, due 12/01/11, total to be received $21,461,060 (secured by U.S. Treasury and Federal Agency obligations valued at $21,890,236 in a jointly traded account), at Cost and Value	$21,461,000	$21,461,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement, 0.09%, dated 11/30/11, due 12/01/11, total to be received $34,335,086 (secured by U.S. Treasury and Federal Agency obligations valued at $35,021,836 in a jointly traded account), at Cost and Value	34,335,000	34,335,000
Total Repurchase Agreements, at Cost and Value		$55,796,000
Total Investments, at Amortized Cost and Value		$490,884,680

Other Assets, Less Liabilities - 0.2%		829,169
Net Assets - 100.0%		$491,713,849

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.
(y)	The rate shown represents an annualized yield at time of purchase.

The cost of investments for federal income tax purposes is $490,884,680

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

11/30/11 (unaudited)

(1)	Investment Valuations

Pursuant to procedures approved by the Board of Trustees, investments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Short Term Securities	$—	$490,884,680	$—	$490,884,680

For further information regarding security characteristics, see the Portfolio of Investments.

3

MFS® New Discovery Fund

QUARTERLY REPORT

November 30, 2011

PORTFOLIO OF INVESTMENTS

11/30/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 100.5%
Aerospace - 0.9%
FLIR Systems, Inc.	72,839	$1,956,451
HEICO Corp.	142,310	8,444,675

		$10,401,126
Airlines - 2.0%
Allegiant Travel Co. (a)	185,460	$9,658,757
Spirit Airlines, Inc. (a)	893,039	14,404,719

		$24,063,476
Apparel Manufacturers - 1.0%
Arezzo Industria e Comercio S.A.	853,110	$11,322,277

Biotechnology - 1.5%
Anacor Pharmaceuticals, Inc. (a)	567,615	$2,855,103
Cepheid, Inc. (a)	158,113	5,423,276
Gen-Probe, Inc. (a)	146,670	9,238,743
NewLink Genetics Corp. (a)	85,600	599,200

		$18,116,322
Business Services - 6.7%
Calix, Inc. (a)	1,154,056	$10,409,585
Concur Technologies, Inc. (a)	226,530	10,699,012
Constant Contact, Inc. (a)	921,383	20,159,860
FleetCor Technologies, Inc. (a)	559,500	15,889,800
Jones Lang LaSalle, Inc.	208,400	13,425,128
LPS Brasil - Consultoria de Imoveis S.A.	157,400	2,350,969
Multiplus S.A.	368,760	6,464,286

		$79,398,640
Computer Software - 6.8%
Ariba, Inc. (a)	275,820	$8,371,137
Check Point Software Technologies Ltd. (a)	176,560	9,770,830
CommVault Systems, Inc. (a)	118,970	5,904,481
Nuance Communications, Inc. (a)	662,039	16,272,919
Red Hat, Inc. (a)	236,150	11,826,392
SolarWinds, Inc. (a)	384,760	12,616,280
SuccessFactors, Inc. (a)	607,980	15,564,288

		$80,326,327
Computer Software - Systems - 7.5%
Aruba Networks, Inc. (a)	437,790	$9,237,369
BroadSoft, Inc. (a)	285,840	10,027,267
Cornerstone OnDemand, Inc. (a)	449,957	7,253,307
Imperva, Inc. (a)	138,410	3,857,487
National Instruments Corp.	372,400	9,794,120
PROS Holdings, Inc. (a)	371,050	5,940,511
Qlik Technologies, Inc. (a)	354,760	9,709,781
SciQuest, Inc. (a)	755,360	11,028,256
ServiceSource International, Inc. (a)	552,730	7,373,418
Tangoe, Inc. (a)	780,862	10,604,106
Velti PLC (a)	433,190	3,205,606

		$88,031,228

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Construction - 1.3%
Beacon Roofing Supply, Inc. (a)	308,150	$6,018,170
NVR, Inc. (a)	13,620	9,123,357

		$15,141,527
Consumer Products - 0.4%
L’Occitane International S.A.	2,597,250	$4,749,896

Consumer Services - 3.2%
Anhanguera Educacional Participacoes S.A.	957,800	$9,268,947
HomeAway, Inc. (a)	880,280	23,028,125
MakeMyTrip Ltd. (a)	194,993	4,941,123

		$37,238,195
Electrical Equipment - 1.9%
MSC Industrial Direct Co., Inc., “A”	174,730	$12,148,977
Sensata Technologies Holding B.V. (a)	331,480	10,358,750

		$22,507,727
Electronics - 3.5%
Entegris, Inc. (a)	866,220	$7,302,235
Monolithic Power Systems, Inc. (a)	734,670	8,845,427
Semtech Corp. (a)	352,490	8,177,768
Stratasys, Inc. (a)	295,760	9,085,747
Veeco Instruments, Inc. (a)	323,580	8,053,906

		$41,465,083
Energy - Independent - 6.0%
Cabot Oil & Gas Corp.	389,280	$34,486,315
Energy XXI (Bermuda) Ltd. (a)	576,232	18,116,734
EXCO Resources, Inc.	1,015,371	12,093,069
Pinecrest Energy, Inc. (a)	2,904,030	6,406,263

		$71,102,381
Entertainment - 0.3%
Six Flags Entertainment Corp.	80,660	$3,065,080

Food & Beverages - 1.8%
Green Mountain Coffee Roasters, Inc. (a)	404,600	$21,213,178

Food & Drug Stores - 0.1%
Sun Art Retail Group Ltd. (a)	1,126,000	$1,591,411

Gaming & Lodging - 2.2%
Morgans Hotel Group Co. (a)	919,542	$5,710,356
WMS Industries, Inc. (a)	435,320	9,128,660
Wynn Resorts Ltd.	88,190	10,632,186

		$25,471,202
General Merchandise - 0.5%
Lojas Renner S.A.	215,600	$6,461,979

Health Maintenance Organizations - 0.4%
OdontoPrev S.A.	301,600	$4,186,225

Insurance - 1.2%
Brazil Insurance Participacoes e Administracao S.A.	1,454,020	$14,352,452

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Internet - 5.6%
LinkedIn Corp., “A” (a)	236,790	$15,611,565
LogMeIn, Inc. (a)	168,460	7,245,465
OpenTable, Inc. (a)(l)	437,227	15,464,719
QuinStreet, Inc. (a)	1,047,392	9,698,850
WebMD Health Corp. (a)	492,175	17,826,579

		$65,847,178
Machinery & Tools - 7.5%
Douglas Dynamics, Inc.	303,160	$4,698,980
Finning International, Inc.	370,530	8,479,014
Herman Miller, Inc.	487,150	10,517,569
IPG Photonics Corp. (a)	140,335	5,379,041
Joy Global, Inc.	135,530	12,371,178
Nordson Corp.	200,730	9,446,354
Polypore International, Inc. (a)	287,067	14,080,636
United Rentals, Inc. (a)	421,280	11,854,819
WABCO Holdings, Inc. (a)	243,330	11,438,943

		$88,266,534
Medical & Health Technology & Services - 7.1%
Advisory Board Co. (a)	12,753	$923,062
Air Methods Corp. (a)	112,588	9,088,103
Allscripts Healthcare Solutions, Inc. (a)	585,260	11,389,160
Brookdale Senior Living, Inc. (a)	1,338,990	20,821,295
Cerner Corp. (a)	213,350	13,010,083
Diagnosticos da America S.A.	666,200	4,826,068
Fleury S.A.	470,100	5,355,191
Healthcare Services Group, Inc.	498,380	9,000,743
HealthStream, Inc. (a)	140,400	2,368,548
IPC The Hospitalist Co., Inc. (a)	150,320	6,929,752

		$83,712,005
Medical Equipment - 8.6%
Align Technology, Inc. (a)	290,040	$7,105,980
DexCom, Inc. (a)	926,150	7,427,723
Endologix, Inc. (a)	1,104,090	12,520,381
Essilor International S.A.	123,559	8,833,848
Heartware International, Inc. (a)	83,520	5,762,880
Masimo Corp.	574,278	11,864,583
NxStage Medical, Inc. (a)	599,681	11,741,754
Sirona Dental Systems, Inc. (a)	196,760	8,744,014
Sonova Holding AG	89,320	9,317,202
Thoratec Corp. (a)	237,960	7,238,743
Uroplasty, Inc. (a)(h)	1,325,792	5,342,942
Volcano Corp. (a)	241,350	5,954,105

		$101,854,155
Metals & Mining - 1.6%
Globe Specialty Metals, Inc.	677,920	$10,121,346
Molycorp, Inc. (a)(l)	241,910	8,188,654

		$18,310,000
Network & Telecom - 5.7%
Acme Packet, Inc. (a)	404,380	$13,518,423
F5 Networks, Inc. (a)	134,590	15,212,708
Fortinet, Inc. (a)	671,240	16,103,048
Polycom, Inc. (a)	706,170	11,934,273

3

Portfolio of Investments (unaudited) – continued

Issuer			Shares/Par	Value ($)

Common Stocks - continued
Network & Telecom - continued
Riverbed Technology, Inc. (a)			383,940	$9,982,440

				$66,750,892
Oil Services - 2.0%
Atwood Oceanics, Inc. (a)			212,260	$8,702,660
Dresser-Rand Group, Inc. (a)			289,035	15,050,052

				$23,752,712
Other Banks & Diversified Financials - 2.6%
Air Lease Corp. (a)(l)			304,840	$6,834,513
BankUnited, Inc.			394,430	8,555,187
First Republic Bank (a)			342,860	9,730,367
Zipcar, Inc. (a)			362,000	5,777,520

				$30,897,587
Pharmaceuticals - 0.9%
Perrigo Co.			104,520	$10,232,508

Precious Metals & Minerals - 0.5%
Colossus Minerals, Inc. (a)			892,570	$6,117,030

Restaurants - 1.5%
Arcos Dorados Holdings, Inc.			373,850	$8,194,792
Dunkin Brands Group, Inc. (a)			353,040	8,931,912

				$17,126,704
Specialty Chemicals - 1.4%
Ecosynthetix, Inc. (a)(z)			344,420	$2,363,783
Rockwood Holdings, Inc. (a)			316,290	14,093,882

				$16,457,665
Specialty Stores - 4.3%
Citi Trends, Inc. (a)(h)			1,114,620	$9,886,679
Francesca’s Holdings Corp. (a)			673,020	11,104,830
Tiffany & Co.			79,070	5,300,853
Urban Outfitters, Inc. (a)			609,360	16,440,533
Zumiez, Inc. (a)			331,130	7,791,489

				$50,524,384
Trucking - 2.0%
Atlas Air Worldwide Holdings, Inc. (a)			307,600	$12,996,100
Swift Transportation Co. (a)			1,174,490	10,006,655

				$23,002,755
Total Common Stocks				$1,183,057,841
	Strike Price	First Exercise
Warrants - 0.0%
Alcoholic Beverages - 0.0%
Castle Brands, Inc. (1 share for 1 warrant) (a)(z)	$6.57	5/08/07	110,880	$0

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)			263	$263

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Collateral for Securities Loaned - 1.3%
Navigator Securities Lending Prime Portfolio, 0.28%, at Net Asset Value (j)	15,859,208	$15,859,208
Total Investments		$1,198,917,312

Other Assets, Less Liabilities - (1.8)%		(21,152,103)
Net Assets - 100.0%		$1,177,765,209

(a)	Non-income producing security.
(h)	Affiliated issuers are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.
(j)	The rate quoted is the annualized seven-day yield of the portfolio at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Castle Brands, Inc. (Warrants)	4/18/07	$ 155,725	$ 0
Ecosynthetix, Inc.	7/28/11	3,257,611	2,363,783
Total Restricted Securities			$2,363,783
% of Net Assets			0.2%

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

11/30/11 (unaudited)

(1)	Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments.

6

Supplemental Information (unaudited) – continued

The following is a summary of the levels used as of November 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,044,498,651	$ —	$—	$1,044,498,651
Brazil	64,588,394	—	—	64,588,394
Canada	21,002,306	2,363,783	—	23,366,089
Israel	9,770,830	—	—	9,770,830
Switzerland	9,317,202	—	—	9,317,202
France	—	8,833,848	—	8,833,848
Virgin Island GB	8,194,792	—	—	8,194,792
India	4,941,123	—	—	4,941,123
Luxembourg	—	4,749,896	—	4,749,896
Other Countries	3,205,606	1,591,410	—	4,797,016
Mutual Funds	15,859,471	—	—	15,859,471
Total Investments	$1,181,378,375	$17,538,937	$—	$1,198,917,312

For further information regarding security characteristics, see the Portfolio of Investments.

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,254,264,567
Gross unrealized appreciation	$104,449,379
Gross unrealized depreciation	(159,796,634)
Net unrealized appreciation (depreciation)	$(55,347,255)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	8,947,281	86,805,362	(95,752,380)	263

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$938	$263

Other Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
Citi Trends, Inc.	1,114,620	—	—	1,114,620
Metro Bancorp, Inc.	718,350	10,830	(729,180)	—
Uroplasty, Inc.	1,342,802	29,200	(46,210)	1,325,792

Other Affiliated Issuers	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
Citi Trends, Inc.	$—	$—	$—	$ 9,886,679
Metro Bancorp, Inc.	(2,245,752)	—	—	—
Uroplasty, Inc.	(154,770)	—	—	5,342,942
	$(2,400,522)	$—	$—	$15,229,621

7

MFS® Research International Fund

QUARTERLY REPORT

November 30, 2011

PORTFOLIO OF INVESTMENTS

11/30/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 98.9%
Aerospace - 0.8%
Rolls-Royce Holdings PLC (a)	220,747,284	$346,331
Rolls-Royce Holdings PLC	3,188,373	36,602,098

		$36,948,429
Alcoholic Beverages - 1.4%
Heineken N.V.	1,358,303	$63,615,642

Apparel Manufacturers - 1.6%
Li & Fung Ltd.	12,830,000	$26,204,395
LVMH Moet Hennessy Louis Vuitton S.A. (l)	274,874	43,212,925

		$69,417,320
Automotive - 3.5%
Bayerische Motoren Werke AG	701,249	$52,748,160
DENSO Corp.	1,250,800	35,750,052
GKN PLC	7,366,459	22,633,645
Honda Motor Co. Ltd.	1,362,300	43,066,524

		$154,198,381
Broadcasting - 1.4%
Nippon Television Network Corp.	224,820	$30,588,250
Publicis Groupe S.A.	687,676	32,840,260

		$63,428,510
Brokerage & Asset Managers - 0.6%
Deutsche Boerse AG (a)	414,931	$25,306,858

Business Services - 2.3%
Cognizant Technology Solutions Corp., “A” (a)	359,500	$24,212,325
Compass Group PLC	1,884,274	17,449,403
Mitsubishi Corp.	1,715,100	35,430,564
Nomura Research, Inc.	1,062,500	23,511,715

		$100,604,007
Chemicals - 0.6%
Nufarm Ltd. (a)	4,912,843	$24,896,979

Computer Software - 0.8%
Dassault Systems S.A.	454,817	$37,262,675

Computer Software - Systems - 1.9%
Canon, Inc.	1,170,100	$52,952,499
Konica Minolta Holdings, Inc.	4,043,500	30,620,016

		$83,572,515
Conglomerates - 0.5%
Hutchison Whampoa Ltd.	2,615,000	$23,004,390

Consumer Products - 1.5%
Kimberly-Clark de Mexico S.A. de C.V., “A”	3,361,760	$17,800,200
Reckitt Benckiser Group PLC	967,580	48,865,607

		$66,665,807

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electrical Equipment - 3.1%
Legrand S.A.	411,646	$13,330,263
Schneider Electric S.A.	846,364	48,011,914
Siemens AG	763,050	76,887,991

		$138,230,168
Electronics - 1.7%
ASML Holding N.V.	414,969	$16,161,852
Samsung Electronics Co. Ltd.	24,026	21,812,445
Taiwan Semiconductor Manufacturing Co. Ltd.	14,279,326	35,959,122

		$73,933,419
Energy - Independent - 2.6%
Bankers Petroleum Ltd. (a)	2,223,074	$11,094,119
Cairn Energy PLC (a)	2,906,500	12,495,516
INPEX Corp.	9,879	66,391,802
Reliance Industries Ltd.	1,707,974	25,923,399

		$115,904,836
Energy - Integrated - 5.7%
BG Group PLC	1,974,153	$42,365,791
BP PLC	10,868,410	79,026,691
Royal Dutch Shell PLC, “A”	3,708,469	129,976,896

		$251,369,378
Engineering - Construction - 2.1%
JGC Corp.	2,125,000	$53,380,772
Keppel Corp. Ltd.	3,332,400	24,803,222
Outotec Oyj	360,497	16,423,529

		$94,607,523
Food & Beverages - 4.6%
Groupe Danone	1,195,409	$79,070,312
Nestle S.A.	2,237,980	125,488,041

		$204,558,353
Food & Drug Stores - 2.1%
Lawson, Inc.	799,000	$47,374,657
Tesco PLC	6,962,331	44,404,632

		$91,779,289
Gaming & Lodging - 0.7%
Sands China Ltd. (a)	9,696,400	$29,272,828

Insurance - 5.2%
AIA Group Ltd.	13,519,600	$42,508,374
Amlin PLC	1,290,531	6,818,839
Hiscox Ltd.	3,036,926	19,034,041
ING Groep N.V. (a)	5,932,926	46,267,151
QBE Insurance Group Ltd.	1,821,468	26,114,925
SNS REAAL Groep N.V. (a)	3,716,848	8,298,139
Sony Financial Holdings, Inc.	915,600	15,075,354
Swiss Re Ltd.	1,247,489	65,718,900

		$229,835,723
Machinery & Tools - 3.1%
Glory Ltd.	1,617,000	$34,851,499
Joy Global, Inc.	476,040	43,452,931
Schindler Holding AG	435,491	52,052,996

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Machinery & Tools - continued
Sinotruk Hong Kong Ltd.	15,170,000	$7,941,162

		$138,298,588
Major Banks - 12.2%
Barclays PLC	10,812,673	$31,112,333
BNP Paribas	1,087,869	43,654,809
Credit Suisse Group AG	1,221,620	29,616,836
HSBC Holdings PLC	9,962,800	77,694,144
Julius Baer Group Ltd.	780,837	27,930,865
Mitsubishi UFJ Financial Group, Inc.	9,736,600	42,300,234
National Australia Bank Ltd.	2,841,746	70,919,682
Standard Chartered PLC	3,066,803	66,960,733
Sumitomo Mitsui Financial Group, Inc.	2,267,800	62,622,821
Westpac Banking Corp.	3,930,185	85,850,674

		$538,663,131
Medical & Health Technology & Services - 2.2%
Diagnosticos da America S.A.	2,349,300	$17,018,735
Miraca Holdings, Inc.	1,318,200	50,909,930
Rhoen-Klinikum AG	1,455,407	27,496,154

		$95,424,819
Medical Equipment - 1.0%
Sonova Holding AG	237,238	$24,746,915
Synthes, Inc. (n)	103,459	17,108,702

		$41,855,617
Metals & Mining - 4.0%
Iluka Resources Ltd.	2,384,317	$38,243,465
Rio Tinto Ltd.	1,514,904	80,192,095
Steel Authority of India Ltd.	3,408,641	5,366,081
Sumitomo Metal Industries Ltd.	5,763,000	10,181,976
Teck Resources Ltd., “B”	1,103,284	40,401,645

		$174,385,262
Natural Gas - Distribution - 0.9%
Tokyo Gas Co. Ltd.	8,894,000	$38,207,898

Network & Telecom - 1.1%
Ericsson, Inc., “B”	4,636,697	$49,345,069

Oil Services - 1.0%
AMEC PLC	1,586,023	$21,719,372
Technip	254,288	24,303,399

		$46,022,771
Other Banks & Diversified Financials - 3.3%
Aeon Credit Service Co. Ltd.	1,925,600	$29,549,953
China Construction Bank	32,660,450	23,288,882
HDFC Bank Ltd., ADR	547,640	15,147,722
ICICI Bank Ltd.	888,397	12,449,131
Itau Unibanco Multiplo S.A., ADR	1,502,320	26,741,296
Komercni Banka A.S.	155,066	25,603,395
Siam Commercial Bank Co. Ltd.	2,483,600	8,645,191
United Overseas Bank Ltd.	500,000	6,082,129

		$147,507,699

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Pharmaceuticals - 6.1%
Bayer AG	1,317,305	$86,542,641
Roche Holding AG	628,243	99,926,168
Sanofi	515,388	36,073,711
Santen, Inc.	1,232,800	46,454,361

		$268,996,881
Precious Metals & Minerals - 0.7%
Newcrest Mining Ltd.	849,589	$30,823,905

Railroad & Shipping - 0.6%
East Japan Railway Co.	452,000	$27,663,775

Real Estate - 0.9%
GSW Immobilien AG (a)	421,835	$13,498,548
Hang Lung Properties Ltd.	9,230,000	27,993,393

		$41,491,941
Specialty Chemicals - 4.1%
Akzo Nobel N.V.	1,304,697	$66,251,869
Chugoku Marine Paints Ltd.	1,770,000	11,933,238
Linde AG	487,877	74,864,963
Nippon Paint Co. Ltd.	1,917,000	13,739,374
Symrise AG	596,113	16,037,475

		$182,826,919
Specialty Stores - 1.5%
Hennes & Mauritz AB, “B”	929,344	$29,505,411
Industria de Diseno Textil S.A.	411,390	34,936,606

		$64,442,017
Telecommunications - Wireless - 3.5%
KDDI Corp.	6,620	$43,925,644
Tim Participacoes S.A., ADR	1,036,481	24,678,613
Vodafone Group PLC	31,545,028	85,578,921

		$154,183,178
Telephone Services - 2.7%
China Unicom Ltd.	18,534,000	$39,918,682
Royal KPN N.V.	3,078,920	37,716,896
Telecom Italia S.p.A.	10,336,139	11,673,270
Telecom Italia S.p.A.	29,017,724	28,148,612

		$117,457,460
Tobacco - 1.1%
Japan Tobacco, Inc.	10,146	$48,370,924

Trucking - 1.3%
Yamato Holdings Co. Ltd.	3,543,000	$57,022,957

Utilities - Electric Power - 2.9%
CEZ A.S.	739,952	$29,094,096
Energias de Portugal S.A.	6,411,862	20,554,602
Fortum Corp.	1,497,423	34,459,588
International Power PLC	5,393,348	28,508,262
Tractebel Energia S.A.	997,460	15,565,748

		$128,182,296
Total Common Stocks		$4,369,586,137

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Money Market Funds - 1.6%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	70,643,440	$70,643,440

Collateral for Securities Loaned - 0.7%
Navigator Securities Lending Prime Portfolio, 0.28%, at Net Asset Value (j)	29,625,322	$29,625,322
Total Investments		$4,469,854,899

Other Assets, Less Liabilities - (1.2)%		(52,161,237)
Net Assets - 100.0%		$4,417,693,662

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the portfolio at period end.
(l)	A portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $17,108,702, representing 0.4% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

11/30/11 (unaudited)

(1)	Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments.

6

Supplemental Information (unaudited) – continued

The following is a summary of the levels used as of November 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$—	$951,876,786	$—	$951,876,786
United Kingdom	48,865,608	802,919,745	—	851,785,353
Switzerland	76,799,911	365,789,512	—	442,589,423
Germany	257,304,125	116,078,665	—	373,382,790
France	36,073,711	321,686,556	—	357,760,267
Australia	—	276,849,631	—	276,849,631
Netherlands	79,777,494	158,534,055	—	238,311,549
Hong Kong	—	148,983,380	—	148,983,380
Brazil	84,004,392	—	—	84,004,392
Other Countries	206,806,432	437,236,134	—	644,042,566
Mutual Funds	100,268,762	—	—	100,268,762
Total Investments	$889,900,435	$3,579,954,464	$—	$4,469,854,899

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $2,106,733,965 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$4,499,740,576
Gross unrealized appreciation	$342,095,556
Gross unrealized depreciation	(371,981,233)
Net unrealized appreciation (depreciation)	$(29,885,677)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	43,126,896	298,894,424	(271,377,880)	70,643,440

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$7,768	$70,643,440

(4)	Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of November 30, 2011, are as follows:

Japan	21.6%
United Kingdom	19.3%
Switzerland	10.0%
Germany	8.5%
France	8.1%
Australia	6.3%
Netherlands	5.4%
Hong Kong	3.4%
United States	2.6%
Other Countries	14.8%

7

MFS® Technology Fund

QUARTERLY REPORT

November 30, 2011

PORTFOLIO OF INVESTMENTS

11/30/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 98.7%
Broadcasting - 1.7%
Viacom, Inc., “B”	71,220	$3,187,807

Business Services - 5.6%
Accenture PLC, “A”	47,420	$2,747,041
Cognizant Technology Solutions Corp., “A” (a)	41,730	2,810,516
Constant Contact, Inc. (a)	46,480	1,016,982
FleetCor Technologies, Inc. (a)	90,940	2,582,696
MSCI, Inc., “A” (a)	41,920	1,414,800

		$10,572,035
Computer Software - 20.3%
Autodesk, Inc. (a)	105,260	$3,586,208
Check Point Software Technologies Ltd. (a)	22,350	1,236,849
Citrix Systems, Inc. (a)	28,550	2,038,185
Nuance Communications, Inc. (a)	25,210	619,662
Oracle Corp. (s)	470,270	14,742,965
Parametric Technology Corp. (a)	63,150	1,315,415
Red Hat, Inc. (a)	111,545	5,586,174
Salesforce.com, Inc. (a)	29,012	3,435,601
Symantec Corp. (a)	154,420	2,524,767
VeriSign, Inc.	84,990	2,853,964

		$37,939,790
Computer Software - Systems - 23.7%
Active Network, Inc. (a)	70,690	$896,349
Apple, Inc. (a)(s)	64,240	24,552,528
BroadSoft, Inc. (a)	28,090	985,397
EMC Corp. (a)	340,020	7,823,860
International Business Machines Corp.	25,270	4,750,760
NetApp, Inc. (a)	28,800	1,060,704
Qlik Technologies, Inc. (a)	29,480	806,868
Quantum Corp. (a)	201,770	542,761
Tangoe, Inc. (a)	63,530	862,737
Teradata Corp. (a)	15,770	855,207
Verifone Systems, Inc. (a)	25,260	1,107,651

		$44,244,822
Consumer Services - 1.7%
HomeAway, Inc. (a)	16,740	$437,918
Priceline.com, Inc. (a)	5,770	2,803,585

		$3,241,503
Electrical Equipment - 0.7%
Amphenol Corp., “A”	27,340	$1,239,322

Electronics - 11.2%
Advanced Micro Devices, Inc. (a)	489,947	$2,787,798
Aeroflex Holding Corp. (a)	51,700	498,388
Altera Corp.	26,680	1,005,036
ASML Holding N.V.	19,966	789,256
Broadcom Corp., “A”	51,700	1,568,837
Hittite Microwave Corp. (a)	5,670	308,505
International Rectifier Corp. (a)	44,070	926,792

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electronics - continued
JDS Uniphase Corp. (a)	399,910	$4,391,012
KLA-Tencor Corp.	52,640	2,426,704
Microchip Technology, Inc.	117,610	4,105,765
SanDisk Corp. (a)	11,700	576,927
Stratasys, Inc. (a)	15,470	475,238
Vishay Intertechnology, Inc. (a)	106,147	1,049,794

		$20,910,052
Internet - 12.1%
eBay, Inc. (a)	107,200	$3,172,048
Google, Inc., “A” (a)(s)	29,115	17,451,240
Yahoo!, Inc. (a)	127,160	1,997,684

		$22,620,972
Leisure & Toys - 0.1%
THQ, Inc. (a)	66,370	$112,829

Medical & Health Technology & Services - 0.9%
athenahealth, Inc. (a)	16,910	$1,004,454
Cerner Corp. (a)	12,460	759,811

		$1,764,265
Network & Telecom - 8.5%
Acme Packet, Inc. (a)	50,165	$1,677,016
F5 Networks, Inc. (a)	11,700	1,322,451
Finisar Corp. (a)	73,310	1,351,836
Fortinet, Inc. (a)	88,470	2,122,395
Juniper Networks, Inc. (a)	26,210	595,229
Qualcomm, Inc.	126,960	6,957,408
Radware Ltd. (a)	40,470	1,099,165
Riverbed Technology, Inc. (a)	29,670	771,420

		$15,896,920
Other Banks & Diversified Financials - 6.2%
MasterCard, Inc., “A”	14,050	$5,262,428
Visa, Inc., “A”	65,490	6,350,565

		$11,612,993
Specialty Stores - 4.8%
Amazon.com, Inc. (a)	47,110	$9,058,782

Telecommunications - Wireless - 0.8%
SBA Communications Corp. (a)	38,970	$1,593,483

Telephone Services - 0.4%
Cogent Communications Group, Inc. (a)	38,810	$660,158
Total Common Stocks		$184,655,733
Issuer/Expiration Date/Strike Price	Number of Contracts
Put Options Purchased - 0.1%
Electronics - 0.1%
First Solar, Inc. - March 2012 @ $40	238	$102,340
First Solar, Inc. - March 2012 @ $55	82	97,990
Total Put Options Purchased		$200,330

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Money Market Funds - 0.7%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	1,334,756	$1,334,756
Total Investments		$186,190,819
Issuer/Expiration Date/Strike Price	Number of Contracts
Call Options Written - 0.0%
Internet - 0.0%
Yahoo, Inc. - December 2011 @ $17	(422)	$(11,816)

Network & Telecom - 0.0%
Finisar Corp. - December 2011 @ $22	(484)	$(29,040)
Total Call Options Written		$(40,856)

Put Options Written - 0.0%
Broadcasting - 0.0%
Groupon, Inc. - December 2011 @ $13	(450)	$(11,250)

Network & Telecom - 0.0%
Finisar Corp. - December 2011 @ $14	(497)	$(17,395)
Total Put Options Written		$(28,645)
	Shares/Par
Securities Sold Short - (3.2)%
Business Services - (0.3)%
Computer Sciences Corp.	(25,960)	$(634,203)

Computer Software - Systems - (0.9)%
Dell, Inc. (a)	(101,350)	$(1,597,276)

Electronics - (1.7)%
Freescale Semiconductor Holdings I Ltd. (a)	(193,900)	$(2,456,712)
Xilinx, Inc.	(24,550)	(803,031)

		$(3,259,743)
Internet - (0.3)%
Sohu.com, Inc. (a)	(10,000)	$(494,400)
Total Securities Sold Short		$(5,985,622)

Other Assets, Less Liabilities - 3.7%		6,875,153
Net Assets - 100.0%		$187,010,849

(a)	Non-income producing security.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and/or certain derivative transactions. At November 30, 2011, the value of securities pledged amounted to $4,344,225.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

11/30/11 (unaudited)

(1)	Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

4

Supplemental Information (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as written options. The following is a summary of the levels used as of November 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$184,856,063	$—	$—	$184,856,063
Mutual Funds	1,334,756	—	—	1,334,756
Total Investments	$186,190,819	$—	$—	$186,190,819
Short Sales	$(5,985,622)	$—	$—	$(5,985,622)

Other Financial Instruments
Written Options	$(69,501)	$—	$—	$(69,501)

For further information regarding security characteristics, see the Portfolio of Investments.

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$177,212,260
Gross unrealized appreciation	$17,271,867
Gross unrealized depreciation	(8,293,308)
Net unrealized appreciation (depreciation)	$8,978,559

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,714,975	28,579,833	(28,960,052)	1,334,756

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$330	$1,334,756

5

MFS® Value Fund

QUARTERLY REPORT

November 30, 2011

PORTFOLIO OF INVESTMENTS

11/30/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 98.5%
Aerospace - 8.7%
Honeywell International, Inc.	5,055,343	$273,746,822
Huntington Ingalls Industries, Inc. (a)	564,004	17,907,127
Lockheed Martin Corp.	7,577,174	592,156,148
Northrop Grumman Corp.	3,295,835	188,093,303
United Technologies Corp.	4,898,719	375,241,875

		$1,447,145,275
Alcoholic Beverages - 1.7%
Diageo PLC	13,081,544	$279,532,012

Automotive - 1.1%
General Motors Co. (a)	1,490,454	$31,731,766
Johnson Controls, Inc.	4,656,061	146,572,800

		$178,304,566
Broadcasting - 3.6%
Omnicom Group, Inc.	4,328,444	$186,858,927
Viacom, Inc., “B”	3,711,275	166,116,669
Walt Disney Co.	6,753,081	242,097,954

		$595,073,550
Brokerage & Asset Managers - 1.6%
Blackrock, Inc.	1,073,211	$184,635,220
Franklin Resources, Inc.	814,080	82,075,546

		$266,710,766
Business Services - 3.5%
Accenture PLC, “A”	5,626,602	$325,949,054
Dun & Bradstreet Corp.	1,247,190	87,141,165
Fiserv, Inc. (a)	829,760	47,843,962
Western Union Co.	7,401,933	129,089,712

		$590,023,893
Cable TV - 0.7%
Comcast Corp., “Special A”	5,315,467	$118,853,842

Chemicals - 2.8%
3M Co.	3,134,492	$254,019,232
PPG Industries, Inc.	2,403,545	210,911,074

		$464,930,306
Computer Software - 2.2%
Oracle Corp.	11,471,896	$359,643,940

Computer Software - Systems - 2.6%
Hewlett-Packard Co.	1,777,345	$49,676,793
International Business Machines Corp.	2,036,651	382,890,388

		$432,567,181
Construction - 2.1%
Sherwin-Williams Co.	1,527,841	$132,662,434
Stanley Black & Decker, Inc.	3,265,811	213,682,014

		$346,344,448

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Consumer Products - 0.5%
Procter & Gamble Co.	1,320,581	$85,269,915

Electrical Equipment - 2.1%
Danaher Corp.	4,004,566	$193,740,903
Tyco International Ltd.	3,284,440	157,521,742

		$351,262,645
Electronics - 1.4%
ASML Holding N.V.	1,673,975	$66,172,232
Intel Corp.	6,622,677	164,970,884

		$231,143,116
Energy - Independent - 3.8%
Apache Corp.	2,135,527	$212,356,805
EOG Resources, Inc.	919,571	95,396,296
Occidental Petroleum Corp.	3,206,552	317,127,993

		$624,881,094
Energy - Integrated - 4.5%
Chevron Corp.	3,745,841	$385,147,372
Exxon Mobil Corp.	3,563,471	286,645,607
Hess Corp.	1,141,860	68,762,809

		$740,555,788
Engineering - Construction - 0.2%
Fluor Corp.	507,141	$27,801,470

Food & Beverages - 4.6%
General Mills, Inc.	6,892,214	$275,343,949
J.M. Smucker Co.	414,925	31,526,002
Kellogg Co.	1,655,051	81,362,307
Nestle S.A.	3,588,847	201,233,871
PepsiCo, Inc.	2,760,770	176,689,280

		$766,155,409
Food & Drug Stores - 0.7%
CVS Caremark Corp.	3,011,981	$116,985,342

General Merchandise - 1.9%
Kohl’s Corp.	1,207,783	$64,978,725
Target Corp.	4,721,255	248,810,139

		$313,788,864
Insurance - 6.9%
ACE Ltd.	1,795,246	$124,823,454
Aon Corp.	3,652,853	167,921,652
Chubb Corp.	1,975,637	133,236,959
MetLife, Inc.	9,762,061	307,309,680
Prudential Financial, Inc.	4,251,286	215,285,123
Travelers Cos., Inc.	3,610,882	203,112,113

		$1,151,688,981
Leisure & Toys - 1.0%
Hasbro, Inc.	4,426,490	$158,512,607

Machinery & Tools - 0.6%
Eaton Corp.	2,075,807	$93,224,492

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Major Banks - 10.4%
Bank of America Corp.	21,672,026	$117,895,821
Bank of New York Mellon Corp.	13,406,117	260,883,037
Goldman Sachs Group, Inc.	3,861,986	370,209,978
JPMorgan Chase & Co.	12,417,563	384,571,926
PNC Financial Services Group, Inc.	2,286,725	123,963,362
State Street Corp.	3,639,171	144,293,130
SunTrust Banks, Inc.	1,162,587	21,077,702
Wells Fargo & Co.	11,728,111	303,288,950

		$1,726,183,906
Medical & Health Technology & Services - 0.6%
Quest Diagnostics, Inc.	1,701,038	$99,782,889

Medical Equipment - 3.7%
Becton, Dickinson & Co.	1,813,132	$133,772,879
Medtronic, Inc.	6,174,060	224,921,006
St. Jude Medical, Inc.	3,489,471	134,135,265
Thermo Fisher Scientific, Inc. (a)	2,543,538	120,182,171

		$613,011,321
Network & Telecom - 0.8%
Cisco Systems, Inc.	7,288,665	$135,860,716

Oil Services - 0.5%
Transocean, Inc.	2,014,795	$86,333,966

Other Banks & Diversified Financials - 0.6%
MasterCard, Inc., “A”	272,865	$102,201,586

Pharmaceuticals - 8.6%
Abbott Laboratories	6,005,617	$327,606,407
Johnson & Johnson	7,312,182	473,244,419
Merck & Co., Inc.	2,891,594	103,374,486
Pfizer, Inc.	21,583,539	433,181,628
Roche Holding AG	548,339	87,216,913

		$1,424,623,853
Printing & Publishing - 0.4%
Moody’s Corp.	2,157,670	$74,892,726

Railroad & Shipping - 0.6%
Canadian National Railway Co.	1,259,072	$97,653,624

Restaurants - 0.4%
McDonald’s Corp.	704,962	$67,337,970

Specialty Chemicals - 1.0%
Air Products & Chemicals, Inc.	2,035,989	$170,514,079

Specialty Stores - 1.0%
Advance Auto Parts, Inc.	1,302,299	$90,145,137
Staples, Inc.	5,736,691	82,665,717

		$172,810,854
Telecommunications - Wireless - 1.4%
Vodafone Group PLC	83,622,202	$226,859,771

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Telephone Services - 2.7%
AT&T, Inc.	15,215,024	$440,931,396

Tobacco - 5.4%
Altria Group, Inc.	4,386,280	$125,842,373
Philip Morris International, Inc.	9,012,854	687,139,989
Reynolds American, Inc.	2,016,641	84,416,592

		$897,398,954
Utilities - Electric Power - 1.6%
PG&E Corp.	4,069,416	$158,056,117
PPL Corp.	2,124,335	63,772,537
Public Service Enterprise Group, Inc.	1,580,107	52,048,725

		$273,877,379
Total Common Stocks		$16,350,674,492

Convertible Preferred Stocks - 0.1%
Utilities - Electric Power - 0.1%
PPL Corp., 9.5%	431,716	$24,625,081

Money Market Funds - 1.1%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	180,026,557	$180,026,557
Total Investments		$16,555,326,130

Other Assets, Less Liabilities - 0.3%		52,178,525
Net Assets - 100.0%		$16,607,504,655

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

11/30/11 (unaudited)

(1)	Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$15,416,631,150	$—	$—	$15,416,631,150
United Kingdom	279,532,012	226,859,771	—	506,391,783
Switzerland	—	288,450,784	—	288,450,784
Canada	97,653,624	—	—	97,653,624
Netherlands	66,172,232	—	—	66,172,232
Mutual Funds	180,026,557	—	—	180,026,557
Total Investments	$16,040,015,575	$515,310,555	$—	$16,555,326,130

5

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$15,007,176,226
Gross unrealized appreciation	$2,427,893,749
Gross unrealized depreciation	(879,743,845)
Net unrealized appreciation (depreciation)	$1,548,149,904

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	153,932,560	369,195,409	(343,101,412)	180,026,557

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$37,148	$180,026,557

6

MFS® Global Leaders Fund

QUARTERLY REPORT

November 30, 2011

PORTFOLIO OF INVESTMENTS

11/30/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 97.8%
Alcoholic Beverages - 10.6%
Anheuser-Busch InBev NV	1,168	$69,872
Carlsberg A.S., “B”	502	36,856
Diageo PLC	3,181	67,973
Heineken N.V.	1,353	63,367

		$238,068
Apparel Manufacturers - 11.4%
Compagnie Financiere Richemont S.A.	823	$44,500
Li & Fung Ltd.	38,000	77,612
LVMH Moet Hennessy Louis Vuitton S.A.	432	67,915
NIKE, Inc., “B”	679	65,306

		$255,333
Broadcasting - 12.0%
Nippon Television Network Corp.	440	$59,865
Publicis Groupe S.A.	1,450	69,245
Viacom, Inc., “B”	1,503	67,274
Walt Disney Co.	2,017	72,309

		$268,693
Business Services - 2.0%
Accenture PLC, “A”	785	$45,475

Chemicals - 2.9%
3M Co.	814	$65,967

Computer Software - 3.1%
Dassault Systems S.A.	856	$70,131

Computer Software - Systems - 2.6%
Apple, Inc. (a)	151	$57,712

Consumer Products - 8.0%
Hengan International Group Co. Ltd.	8,000	$75,725
Procter & Gamble Co.	979	63,214
Reckitt Benckiser Group PLC	803	40,554

		$179,493
Electrical Equipment - 3.0%
Schneider Electric S.A.	1,194	$67,732

Food & Beverages - 14.2%
Groupe Danone	1,341	$88,700
Nestle S.A.	1,501	84,164
Unilever N.V.	1,956	66,614
Want Want China Holdings Ltd.	76,000	79,715

		$319,193
Food & Drug Stores - 2.9%
Lawson, Inc.	1,100	$65,222

Gaming & Lodging - 1.9%
InterContinental Hotels Group PLC	2,482	$43,068

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
General Merchandise - 3.8%
Target Corp.	1,610	$84,847

Machinery & Tools - 2.0%
Schindler Holding AG	378	$46,133

Major Banks - 3.0%
Julius Baer Group Ltd.	1,895	$67,785

Restaurants - 3.9%
McDonald’s Corp.	911	$87,019

Specialty Stores - 7.4%
Industria de Diseno Textil S.A.	463	$39,320
Tiffany & Co.	873	58,526
Urban Outfitters, Inc. (a)	2,522	68,044

		$165,890
Tobacco - 3.1%
Imperial Tobacco Group PLC	615	$22,129
Philip Morris International, Inc.	630	48,031

		$70,160
Total Common Stocks		$2,197,921

Money Market Funds - 2.2%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	48,140	$48,140
Total Investments		$2,246,061

Other Assets, Less Liabilities - 0.0%		828
Net Assets - 100.0%		$2,246,889

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

11/30/11 (unaudited)

(1)	Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may

3

Supplemental Information (unaudited) – continued

include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$783,724	$—	$—	$783,724
France	—	363,724	—	363,724
Switzerland	—	242,583	—	242,583
United Kingdom	151,595	22,128	—	173,723
China	—	155,440	—	155,440
Netherlands	63,367	66,614	—	129,981
Japan	—	125,087	—	125,087
Hong Kong	—	77,612	—	77,612
Belgium	—	69,872	—	69,872
Other Countries	36,856	39,319	—	76,175
Mutual Funds	48,140	—	—	48,140
Total Investments	$1,083,682	$1,162,379	$—	$2,246,061

For further information regarding security characteristics, see the Portfolio of Investments.

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,123,515
Gross unrealized appreciation	$136,127
Gross unrealized depreciation	(13,581)
Net unrealized appreciation (depreciation)	$122,546

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	2,110,292	(2,062,152)	48,140

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$13	$48,140

(4)	Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of November 30, 2011, are as follows:

United States	37.1%
France	16.2%
Switzerland	10.8%
United Kingdom	7.7%
China	6.9%
Netherlands	5.8%
Japan	5.6%
Hong Kong	3.4%
Belgium	3.1%
Other Countries	3.4%

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST I

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: January 13, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: January 13, 2012

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: January 13, 2012

*	Print name and title of each signing officer under his or her signature.